  As Filed with the Securities and Exchange Commission on February 27, 1998
                                                 Registration Nos. 33-46374
                                                                   811-6589

================================================================================

                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Pre-Effective Amendment No.                     / /
                           Post-Effective Amendment No. 14                  /X/
                                      and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                           /X/
                                 AMENDMENT NO. __                           / /
                         (Check appropriate box or boxes)
                           ----------------------------
                                   First Funds
                (Exact Name of Registrant as Specified in Charter)
                        370 Seventeenth Street, Suite 2700
                              Denver, Colorado 80202
               (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, including Area Code: 303-623-2577

                               James V. Hyatt, Esq.
                        370 Seventeenth Street, Suite 2700
                             Denver, Colorado  80202
                     (Name and Address of Agent for Service)

                                     Copy to:
                          Daniel B. Hatzenbuehler, Esq.
                       Baker, Donelson, Bearman & Caldwell
                          165 Madison Avenue, Suite 2100
                                Memphis, TN  38103


It is proposed that this filing will become effective (check appropriate box):

    _X__ immediately upon filing pursuant to paragraph (b)
    ____ on (date) pursuant to paragraph (b)
    ____ 60 days after filing pursuant to paragraph (a)
    ____ 75 days after filing pursuant to paragraph (a)(2)
    ____ on (date) pursuant to paragraph (a) of Rule 485

Registrant registered an indefinite number of shares pursuant to regulation 24f-2 under the Investment Company Act of 1940 on August 28, 1997.
================================================================================

                                     FIRST FUNDS

                            CAPITAL APPRECIATION PORTFOLIO
               CROSS REFERENCE SHEET FOR CLASS I, II AND III PROSPECTUS

Form N-1A Item Number
---------------------
Part A                                                           Prospectus Caption
------                                                           ------------------
1........................................................................Cover Page
2.....................................................Summary of Portfolio Expenses
3 a,b..........................................................Financial Highlights
  c..................................................How is Performance Calculated?
4 a(i)..............................................How is the Portfolio Organized?
  a(ii),b,c.....................What is the Investment Objective of the Portfolio?;
                     What are the Portfolio's Investment Policies and Limitations?;
                         Investment Instruments,Strategies, Transactions and Risks;
                                            Is the Portfolio a Suitable Investment?
5 a.................................................How is the Portfolio Organized?
  b,c,d,e......................What Advisory and Other Fees does the Portfolio Pay?
  f..........................................................Portfolio Transactions
6 a(i)..............................................How is the Portfolio Organized?
  a(ii)........................How are Investments, Exchanges and Redemptions Made?
  a(iii)............................................How is the Portfolio Organized?
  b,c,d...........................................................................*
  e................Cover Page; How are Investments, Exchanges and Redemptions Made?
  f,g.........................How are Investments, Exchanges and Redemptions Made?;
                               What is the Effect of Income Tax on this Investment?
7 a............................What Advisory and Other Fees does the Portfolio Pay?
  b(i, ii, iii, iv, v), c, d...How are Investments, Exchanges and Redemptions Made?
  e, f(i, ii)..................What Advisory and Other Fees does the Portfolio Pay?
  f(iii)..........................................................................*
8..............................How are Investments, Exchanges and Redemptions Made?
9.................................................................................*
*  Not Applicable

                                      FIRST FUNDS

                              GROWTH & INCOME PORTFOLIO
                            CAPITAL APPRECIATION PORTFOLIO
                                    BOND PORTFOLIO
                             INTERMEDIATE BOND PORTFOLIO
                    CROSS REFERENCE SHEET FOR CLASS I, II AND III
                          STATEMENT OF ADDITIONAL INFORMATION


Form N-1A Item Number                Statement of Additional Information Caption
---------------------                -------------------------------------------

10, 11................................................................Cover Page
12......................................................Description of the Trust
13 a, b, c.......Investment Restrictions and Limitations; Investment Instruments
   d...........................................................................*
14 a, b, c.................................................Trustees and Officers
   c...........................................................................*
15 a, b, c..............................................Description of the Trust
16 a(i, ii)................Investment Advisory Agreements; Trustees and Officers
   a(iii), b, c, d................................Investment Advisory Agreements
   e, f.............................Administration Agreement and Other Contracts
   g...........................................................................*
   h....................................................Description of the Trust
   i................................Administration Agreement and Other Contracts
17 a......................................................Portfolio Transactions
   b...........................................................................*
   c......................................................Portfolio Transactions
   d, e........................................................................*
18 a....................................................Description of the Trust
   b...........................................................................*
19 a..............................Additional Purchase and Redemption Information
   b...........................................Valuation of Portfolio Securities
   c...........................................................................*
20.......................................................Distributions and Taxes
21 a(i, ii).........................Administration Agreement and Other Contracts
   a(iii), b, c................................................................*
22 a...........................................................................*
   b.................................................................Performance
23...............Financial Information for the annual period ended June 30, 1997
 .............and the semi-annual period ended December 31, 1997 for the Growth &
                  Income and Bond Portfolios is incorporated by reference to the
                Trust's Annual Report dated June 30, 1997 and Semi-Annual Report
              (unaudited) dated December 31, 1997. Financial Information for the
    Capital Appreciation Portfolio for the semi-annual period ended December 31,
             1997 is incorporated by reference to the Trust's Semi-Annual Report
               (unaudited) dated December 31, 1997. As of December 31, 1997, the
                       Intermediate Bond Portfolio had not commenced operations.

*  Not Applicable

The prospectus for the First Funds Capital Appreciation Portfolio (the "Portfolio") dated October 24, 1997 is incorporated herein by reference to Post-Effective Amendment No. 13 to Trust's Registration Statement on Form N-1A (File Nos. 33-46374 and 811-6589) filed with the U.S. Securities and Exchange Commission on October 24, 1997. The prospectus is supplemented by the Financial Highlights as of December 31, 1997 filed herein to comply with the Trust's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be audited within six months of its effective date or commencement of operations, whichever is later.

                                    FIRST FUNDS
                           CAPITAL APPRECIATION PORTFOLIO

                         SUPPLEMENT DATED FEBRUARY 27, 1998
                      TO THE PROSPECTUS DATED OCTOBER 24, 1997

This Supplement is provided to update and should be read in conjunction with the information contained in the above-dated Prospectus for the First Funds Capital Appreciation Portfolio.

The Financial Highlights table set forth in this Supplement should be considered to be included in the Prospectus for the Capital Appreciation Portfolio.

FINANCIAL HIGHLIGHTS
CAPITAL APPRECIATION PORTFOLIO


                                                      CLASS I              CLASS II             CLASS III
                                            ----------------------------------------------------------------------
                                                   For the Period        For the Period        For the Period
                                                Ended December 31**,  Ended December 31,**   Ended December 31,**
                                                    (Unaudited)           (Unaudited)            (Unaudited)
                                                        1997                  1997                   1997
                                            ----------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $10.00                $10.49                 $10.49
                                            ----------------------------------------------------------------
Income from investment operations:
Net investment income                                   (0.01)                (0.01)                 (0.02)
Net realized and unrealized gain (loss) on
     investments                                        (0.09)                (0.60)                 (0.61)
                                            ----------------------------------------------------------------
Total from investment operations                        (0.10)                (0.61)                 (0.63)
                                            ----------------------------------------------------------------
Net asset value, end of period                          $9.90                 $9.88                  $9.86
                                            ----------------------------------------------------------------
                                            ----------------------------------------------------------------
TOTAL RETURN+                                           (1.00)%#              (1.20)%#***            (1.40)%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $22,007                  $765                   $463
Ratio of expenses to average daily net assets(1)         1.20%*                1.56%*                 2.35%*
Ratio of net investment income to average net
     assets                                             (0.27)%*              (0.63)%*               (1.42)%*
Portfolio turnover rate                                     7%                    7%                     7%
Average commission rate                              $ 0.0600              $ 0.0600               $ 0.0600

(1) During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.            1.44%*                1.79%*                 2.59%*


*    Annualized.
** Class I commenced operations on September 2, 1997 and Classes II and III commenced operations on October 2, 1997.
***  Class II total return does not include the one time sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#    Total return for periods of less than one year are not annualized.

                                     FIRST FUNDS
                              GROWTH & INCOME PORTFOLIO
                            CAPITAL APPRECIATION PORTFOLIO
                                    BOND PORTFOLIO
                             INTERMEDIATE BOND PORTFOLIO
       STATEMENT OF ADDITIONAL INFORMATION FOR CLASS I, CLASS II, AND CLASS III
                                   OCTOBER 24, 1997

                             AS AMENDED FEBRUARY 27, 1998


This Statement is not a prospectus but should be read in conjunction with the current Prospectus for each Class of First Funds: Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios dated October 24 , 1997. Please retain this Statement for future reference. The financial statements and financial highlights of the Growth & Income and Bond Portfolios are included in the Annual Report for the fiscal year ended June 30, 1997 and the Semi-Annual Report for the period ended December 31, 1997 and are incorporated herein by reference. The financial statements and financial highlights of the Capital Appreciation Portfolio are included in the Semi-Annual Report for the period ended December 31, 1997 and are incorporated herein by reference. The Intermediate Bond Portfolio had not commenced operations as of December 31, 1997 and therefore is not included in the Annual or Semi-Annual Reports. To obtain additional free copies of this Statement, the Annual or Semi-Annual Reports or the Prospectuses for each Portfolio, please call the Distributor at 1-800-442-1941, option 1 or write to the Distributor at 370 17th Street, Suite 3100, Denver CO 80202.

      TABLE OF CONTENTS                                  PAGE

Investment Restrictions and Limitations. . . . . . . . . .2
Investment Instruments . . . . . . . . . . . . . . . . .  3
Portfolio Transactions . . . . . . . . . . . . . . . . . .8
Valuation of Portfolio Securities. . . . . . . . . . . . .9
Performance. . . . . . . . . . . . . . . . . . . . . . . 10
Additional Purchase and Redemption Information . . . . . 12
Distributions and Taxes. . . . . . . . . . . . . . . . . 13
Trustees and Officers. . . . . . . . . . . . . . . . . . 13
Investment Advisory Agreements . . . . . . . . . . . . . 15
Administration Agreements and Other Contracts. . . . . . 15
Description of the Trust . . . . . . . . . . . . . . . . 18
Financial Statements . . . . . . . . . . . . . . . . . . 19
Appendix . . . . . . . . . . . . . . . . . . . . . . . . 20

INVESTMENT ADVISER (Growth & Income, Bond and Intermediate Bond Portfolios) First Tennessee Bank National Association (First Tennessee)

SUB-ADVISER (Growth & Income, Bond and Intermediate BondPortfolios) Highland Capital Management Corp. (Highland or the Sub-Adviser)

CO-INVESTMENT ADVISERS (Capital Appreciation Portfolio)
First Tennessee Bank National Association (First Tennessee)
Investment Advisers, Inc. (IAI)

ADMINISTRATOR AND DISTRIBUTOR
ALPS Mutual Funds Services, Inc. (ALPS or the Administrator and Distributor)

CO-ADMINISTRATOR
First Tennessee Bank National Association (First Tennessee or the
Co-Administrator)

TRANSFER AGENT & SHAREHOLDER SERVICING AGENT
Chase Global Funds Services Company (CGFSC or the Transfer Agent)

CUSTODIAN
Chase Manhattan Bank, N.A. (Chase or the Custodian)

                       INVESTMENT RESTRICTIONS AND LIMITATIONS

The following policies and limitations supplement those set forth in the Portfolios' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Portfolio's investment policies and limitations. With respect to illiquid securities, any investment in such securities that exceeds 15% of a Portfolio's net assets will be reduced promptly to meet such limitation.

Fundamental policies and investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of that Portfolio. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF THE GROWTH & INCOME, CAPITAL APPRECIATION, BOND AND INTERMEDIATE BOND PORTFOLIOS

THE FOLLOWING ARE THE FUNDAMENTAL LIMITATIONS FOR EACH PORTFOLIO, SET FORTH IN THEIR ENTIRETY. EACH PORTFOLIO MAY NOT:

(1) with respect to 75% of a Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of a Portfolio's total assets would be invested in the securities of that issuer; or (b) such a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that each Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that each Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(9) Each Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

THE FOLLOWING LIMITATIONS OF EACH PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) Each Portfolio does not currently intend during the coming year to purchase securities on margin, except that each Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(ii) Each Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation 3). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iii) Each Portfolio does not currently intend during the coming year to purchase any security, if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(iv) Each Portfolio does not currently intend during the coming year to purchase or sell futures contracts. This limitation does not apply to securities that incorporate features similar to futures contracts.

(v) Each Portfolio does not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities.

(vi) Each Portfolio does not currently intend during the coming year to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Portfolio.

                                INVESTMENT INSTRUMENTS

First Tennessee Bank National Association (First Tennessee), serves as Investment Adviser to the Growth & Income, Bond and Intermediate Bond Portfolios and, with the prior approval of the Board of Trustees (the Trustees), has engaged Highland Capital Management Corp. (the Sub-Adviser) to act as Sub-Adviser to these Portfolios. First Tennessee and Investment Advisers, Inc.
(IAI) act as Co-Advisers to the Capital Appreciation Portfolio. The activities of the Sub-Adviser and IAI include providing investment research and credit analysis concerning Portfolio investments and conducting a continuous program of investment of Portfolio assets in accordance with the investment policies and objectives of each Portfolio.

DELAYED-DELIVERY TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. Each Portfolio may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with such Portfolio's other investments. If a Portfolio remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, such Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

Each Portfolio may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

FOREIGN INVESTMENTS. Foreign investments purchased by each Portfolio can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that a Portfolio's investment adviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depository Receipts and European Depository Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The Portfolios may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio. The Portfolios may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the the Portfolio's investment adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Portfolio held investments denominated in Deutsche marks, such Portfolio could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Securities and Exchange Commission (SEC) guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on an investment adviser's skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the investment adviser anticipates. For example, if a currency's value rose at a time when the investment adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the investment adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that an investment adviser's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of each Portfolio.

ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, the Sub-Adviser, under the supervision of First Tennessee, and IAI determines the liquidity of each respective Portfolio's investments and, through reports from the Sub-Adviser and IAI, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio's investments, the Sub-Adviser and IAI may consider various factors including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio's rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by the Sub-Adviser or IAI to be illiquid. However, with respect to over-the-counter options that each Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, each Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

REAL ESTATE INVESTMENT TRUSTS. The Growth & Income and Capital Appreciation Portfolio (Equity Portfolios) may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940 (the 1940 Act).

REPURCHASE AGREEMENTS are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser or IAI, as the case may be.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio will maintain appropriate high grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Sub-Adviser or IAI, as the case may be. Such transactions may increase fluctuations in the market values of each Portfolio's assets and may be viewed as a form of leverage.

RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, each Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time each Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES LENDING. Each Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Sub-Adviser or IAI to be of good standing. Furthermore, they will only be made if, in the Sub-Adviser's or IAI's judgment, the consideration to be earned from such loans would justify the risk.

First Tennessee, Highland and IAI understand that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS (VRDOS/FRDOS) are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value. The Bond and Intermediate Bond Portfolios (the Bond Portfolios) may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit these Portfolios to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. These Portfolios consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase.

WARRANTS. The Equity Portfolios may invest in warrants which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if the Sub-Adviser or IAI deems it undesirable to exercise or sell.

LIMITATIONS ON OPTIONS TRANSACTIONS. Each Portfolio will not: (a) purchase put options or write call options if, as a result, more than 25% of a Portfolio's total assets would be hedged with options under normal conditions; (b) write put options if, as a result, a Portfolio's total obligations upon settlement or exercise of written put options would exceed 25% each of their total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by each Portfolio would exceed 5% of total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Portfolios may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.


COMBINED POSITIONS. Each Portfolio may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Portfolios' current or anticipated investments exactly. Each Portfolio may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolios' investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolios may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolios' options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolios to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolios' access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios' assets could impede portfolio management or the Portfolios' ability to meet redemption requests or other current obligations.

                                PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the respective Portfolios by First Tennessee, the Sub-Adviser and IAI (collectively, the Advisers) pursuant to authority contained in each Portfolio's Investment Advisory Agreement, Sub-Advisory Agreement or Co-Advisory Agreement, as the case may be. The Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Advisers consider various relevant factors, including, but not limited to, the broker's execution capability; the broker's perceived financial stability; the broker's responsiveness to the Advisers' transaction requests; and the broker's clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Each Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Advisers or their affiliates exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Advisers in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out its obligations to each Portfolio. The receipt of such research has not reduced the Advisers' normal independent research activities; however, it enables the Advisers to avoid the additional expenses that could be incurred if they tried to develop comparable information through their own efforts.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Advisers must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisers' overall responsibilities to each Portfolio and its other clients. In reaching this determination, the Advisers will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Advisers are authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.

The Trustees periodically review the Advisers' performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

For the fiscal years ended June 30, 1997 and 1996, the portfolio turnover rates were 25% and 41% for the Growth & Income Portfolio, and 56% and 56% for the Bond Portfolio. The Growth & Income Portfolio paid brokerage commissions in the amounts of $147,563, $276,190 and $146,176 during the fiscal years ended June 30, 1997, 1996 and 1995, respectively. During the fiscal years ended June 30, 1997, 1996 and 1995, no brokerage commissions were paid by the Growth & Income Portfolio to an affiliated broker of the Trust. No brokerage commissions were paid by the Bond Portfolio during the last three fiscal years. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of June 30, 1997.

From time to time the Trustees will review whether the recapture for the benefit of each Portfolio of some portion of the brokerage commissions or similar fees paid by each Portfolio on portfolio transactions is legally permissible and advisable. Each Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine, in the exercise of their business judgment, whether it would be advisable for each Portfolio to seek such recapture.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and each Portfolio's respective investment adviser to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolios' investment advisers outweighs any disadvantages to the Portfolios that may be said to exist from exposure to simultaneous transactions.

                          VALUATION OF PORTFOLIO SECURITIES

Securities owned by each Portfolio are appraised by various methods depending on the market or exchange on which they trade. Securities traded on the New York Stock Exchange (NYSE) or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term securities maturing in 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Convertible securities and fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. This two-fold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

Use of pricing services has been approved by the Trustees. Securities and other assets for which there is no readily available market are valued in good faith by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a Portfolio if, in the opinion of a committee appointed by the

Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by the Portfolios are determined as of such time for the purpose of computing the Portfolios' net asset values per share (NAV). Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. Chase Global Funds Services Company, the Transfer Agent, gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith.

                                     PERFORMANCE

For each Class of the Portfolios, YIELDS used in advertising are computed by dividing interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of determining yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, yield may not equal its distribution rate, the income paid to an account, or income reported in financial statements.

Yield information may be useful in reviewing performance and in providing a basis for comparison with other investment alternatives. Yield will fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.

Investors should recognize that in periods of declining interest rates, yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the holdings, thereby reducing the current yield. In periods of rising interest rates, the opposite can be expected to occur. As of December 31, 1997, the 30-day yields for Class I, II and III of Bond Portfolio were 5.96%, 5.47% and 4.79%, respectively. The Intermediate Bond Portfolio had not commenced operations as of June 30, 1997.


TOTAL RETURNS for each Class of each Portfolio quoted in advertising reflect all aspects of return, including the effect of reinvesting dividends and capital gain distributions (if any), and any change in NAV over the period. AVERAGE ANNUAL TOTAL RETURNS are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years.
While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance. Average annual returns covering periods of less than one year are calculated by determining total return for the period, extending that return for a full year (assuming that performance remains constant over the year), and quoting the result as an annual return. The following table shows total returns as of December 31, 1997 for each Class of the Growth & Income, Capital Appreciation and Bond Portfolios (the Intermediate Bond Portfolio had not commenced operations as December 31, 1997):


                                Class I Average               Class II Average              Class III Average
                              Annual Total Return           Annual Total Return            Annual Total Return
                              -------------------           -------------------            -------------------
                             One             Since         One             Since          One             Since
                             Year         Inception        Year        Inception          Year          Inception
                             ----         ---------        ----        ---------          ----          ---------

Growth & Income Portfolio   36.16%         23.06 %         28.05%         21.28 %         34.68%          21.74 %
Bond Portfolio               9.28%          6.42 %          5.01%          5.29 %          8.02%           5.17 %
Capital Appreciation          N/A          (1.00)%            NA          (6.88)%           N/A           (1.40)%

CUMULATIVE TOTAL RETURNS reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Where applicable, sales loads may or may not be included.

Each Portfolio may compare the performance of each of its Classes or the performance of securities in which it or each of its Classes may invest to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC USA (Publications), Inc. of Ashland, MA or by Lipper Analytical Services, Inc. (Lipper, sometimes referred to as Lipper Analytical Services), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the Portfolio's performance may be compared to mutual fund performance indices prepared by Lipper. The BOND FUND REPORT AVERAGES' which is reported in the BOND FUND REPORT, covers taxable bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. The Bond Portfolios, however, invest in longer-term instruments and their share price changes daily in response to a variety of factors. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

MOVING AVERAGES. The Portfolios may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

NET ASSET VALUE. Charts and graphs using the Portfolios' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Portfolio and reflects all elements of its return. Unless otherwise indicated, the Portfolio's adjusted NAVs are not adjusted for sales charges, if any.

From time to time, each Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolios may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

Each Portfolio may be compared in advertising to certificates of deposits (CDs) or other investments issued by banks. Mutual funds differ from bank investments in several respects. For example, the Portfolios may offer greater liquidity or higher potential returns than CDs, and the Portfolio does not guarantee your principal or your return.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the return of different indices.

Growth & Income Portfolio may compare its performance to that of the Standard & Poor's Composite Index of 500 stocks (S&P 500), a widely recognized, unmanaged index of the combined performance of the stocks of 500 American companies. The Capital Appreciation Portfolio may compare its performance to that of the S&P 500, the Standard & Poor's 400 Midcap Index, the Russell 2000 Index or the Russell 2500 Growth Index. The Bond Portfolio may compare its performance to that of the Lehman Brothers Government Bond Index, an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. government, and the Lehman Brothers Corporate Bond Index, an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's or BBB by S&P, or in the case of non-rated bonds, BBB by Fitch Investors Service. The Government Bond Index and the Corporate Bond Index are combined to form the Government/Corporate Bond Index.The Intermediate Bond Portfolio may compare its performance to that of the Lehman Brothers Government/Corporate Intermediate Bond Index, which consists of the Government/Corporate Bond Index securities with maturities less than ten years. Each Portfolio may also quote mutual fund rating services in its advertising materials, including data from a mutual fund rating service which rates mutual funds on the basis of risk adjusted performance. Because the fees for Class II and Class III are higher than the fees for Class I, yields and returns for those classes will be lower than for Class I.

Each Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit nor guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The following holiday closings have been scheduled: Veterans' Day, Thanksgiving Day, Christmas Day, New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Columbus Day. Although First Tennessee expects the same holiday schedule to be observed in the future, the New York Stock Exchange and the Federal Reserve Bank of New York (New York Federal Reserve) may modify their holiday schedules at any time.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

Pursuant to Rule 11a-3 under the 1940 Act, each Portfolio is required to give shareholders at least 60 days' notice prior to terminating or modifying each Portfolio's exchange privilege. Under Rule 11a-3, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) under extraordinary circumstances, a Portfolio temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies. This exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor Regulations.

ADDITIONAL CLASS II AND CLASS III INFORMATION

SYSTEMATIC INVESTING PROGRAM. Investors can make regular investments in Class II and Class III with Systematic Investing by completing the appropriate section on the account application and attaching a voided personal check. If the bank account is jointly owned, make sure that all owners sign. Investments may be made monthly by automatically deducting $25 or more from your checking account. This monthly purchase amount may be changed at any time. There is a $250 minimum initial investment requirement for this option. For employees of First Tennessee Bank National Association or any of its affiliates, who participate in the Systematic Investing Program, the minimum initial investment requirement is $50. Accounts will be drafted on or about the first business day of every month. Systematic Investing may be canceled at any time without payment of a cancellation fee. Investors will receive a confirmation from their securities broker or financial institution (Investment Professional), or from the Transfer Agent for every transaction, and a debit entry will appear on your bank statement.

SYSTEMATIC WITHDRAWAL PLAN. Investors can have monthly, quarterly or semi-annual checks sent from their account to you, to a person named by them, or to their bank checking account. The Systematic Withdrawal Plan payments are drawn from share redemptions and must be in the amount of $100 or more per Portfolio per transaction. If Systematic Withdrawal Plan redemptions exceed income dividends earned on shares, an account eventually may be exhausted. Contact the Investment Professional for more information.

                               DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of the income distributed by the Equity Portfolios may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Portfolios' income is derived from qualifying dividends. Because the Portfolios may also earn other types of income, such as interest, income from securities loans, non-qualifying dividends and short-term capital gains, the percentage of dividends from each Portfolio that qualifies for the deduction will generally be less than 100%. Each Portfolio will notify corporate shareholders annually of the percentage of portfolio dividends which qualify for the dividends received deduction. Because the income earned by the Bond Portfolios is primarily derived from interest, dividends from each such Portfolio generally will not qualify for the dividends-received deduction available to corporations. A portion of each Portfolio's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore increase (decrease) dividend distributions. Each Portfolio will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains realized by each Portfolio on the sale of securities, if any, and distributed to shareholders are federally taxable as long-term capital gains regardless of the length of time that shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of each Portfolio, and such shares are held less than six months and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

Short-term capital gains distributed by each Portfolio, if any, are taxable to shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends received deduction.

FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Because each Portfolio does not currently anticipate that securities of foreign corporations will constitute more than 50% of each Portfolio's total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

TAX STATUS OF THE TRUST. Each Portfolio has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), so that each Portfolio will not be liable for federal income or excise taxes on net investment income or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes, each Portfolio intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each Portfolio also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months must constitute less than 30% of each Portfolio's gross income for each fiscal year.

Gains from some forward currency contracts and options are included in this 30% calculation, which may limit each Portfolio's investments in such instruments. If the Portfolios purchase shares in certain foreign investment entities, called passive foreign investment companies (PFICs), they may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the Portfolios with respect to deferred taxes arising from such distributions or gains.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each Portfolio and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on distributions received from each Portfolio. Investors should consult their tax advisors to determine whether each Portfolio is suitable to their particular tax situation.

Federal income tax will be withheld at a 20% rate on any eligible rollover distributions that are not transferred directly to another qualified plan or IRA. Actual income tax may be higher or lower and will be due when tax forms for the year are filed. Taxes will not be withheld in cases of direct rollover into an IRA or another qualified plan.

                                TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust are listed below. Each Trustee or officer that is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with First Tennessee or ALPS, is indicated by an asterisk (*).

THOMAS M. BATCHELOR, Trustee, 4325 Woodcrest Drive, Memphis, TN, who presently operates a management consultant business on a limited basis, retired after owning and operating two General Insurance Companies agencies for over thirty years. He was one of the founders and served as a director of First American State Bank in Memphis, TN (now part of United American Bank of Memphis). He currently serves as Chairman, Memphis Union Mission, TN, as well as a charity and a non-profit foundation.

JOHN A. DECELL, Trustee, 5178 Wheelis Dr., Suite 2, Memphis, TN is Proprietor, DeCell & Company (real estate and business consulting), and President of Capital Advisers, Inc. (real estate consulting and asset management).

*L. R. JALENAK, JR., Trustee, 6094 Apple Tree Drive, Suite 11, Memphis, TN was Chairman of the Board (1990 - 1993 (retired)), Cleo Inc. (manufacturer of gift-related products), a Gibson Greetings Company. Mr. Jalenak is also a Director of Perrigo Company (1988 - present), Lufkin Industries (1990 - present), Dyersburg Corporation (1990 - present), was President and CEO (until
1990) of Cleo Inc., and was a Director of Gibson Greetings, Inc. from 1983 to 1991.

LARRY W. PAPASAN, Trustee, 5114 Winton Place, Memphis, TN is President of Smith
& Nephew, Inc. (orthopedic implants).   Mr. Papasan is a former Director of
First American National Bank of Memphis and The West Tennessee Board of First American National Bank (1988 - 1991) and was President of Memphis Light Gas and Water Division of the City of Memphis (1984 - 1991). Mr. Papasan is also a member of the Board of the Plough Foundation, a non-profit trust.

*RICHARD C. RANTZOW, President and Trustee, 5790 Shelby Avenue, Memphis, TN is Vice President/Director, Ron Miller Associates, Inc. (manufacturer). Mr. Rantzow was Managing Partner (until 1990) of the Memphis office of Ernst & Young.

*JEREMY O. MAY, Treasurer, is a Fund Controller at ALPS Mutual Funds Services, Inc. (ALPS), the Administrator and Distributor. Prior to joining ALPS, Mr. May was an auditor with Deloitte & Touche LLP in their Denver office.

*JAMES V. HYATT, Secretary, is General Counsel of ALPS . Prior to joining ALPS, Mr. Hyatt served as Senior Legal Counsel for Fidelity Investments and Clerk for Fidelity Management Trust Company.

The Trustees of the Trust each receive from the Trust an annual fee of $4,000 and a fee in the amount of $1,250 for attending each regularly scheduled quarterly meeting of the Trustees and $500 for each unscheduled meeting. The Trustees were compensated as follows for their services provided during the Trust's fiscal year ended June 30, 1997:



------------------------------------------------------------------------------------
                                         Pension Or                    Aggregate
                                         Retirement    Estimated     Compensation
                          Aggregate       Benefits       Annual     From The Trust
                        Compensation     Accrued As     Benefits       and Fund
                          From the      Part of Fund      Upon       Complex Paid
                            Trust         Expenses     Retirement     to Trustees
------------------------------------------------------------------------------------
  Thomas M. Batchelor
  Trustee                  $10,000           $0            $0            $10,000
------------------------------------------------------------------------------------
  John A. DeCell
  Trustee                  $10,000           $0            $0            $10,000
------------------------------------------------------------------------------------
  L.R. Jalenak, Jr.
  Trustee                  $10,000           $0            $0            $10,000
------------------------------------------------------------------------------------
  Larry W. Papasan,
  Trustee                   $8,750           $0            $0             $8,750
------------------------------------------------------------------------------------
  Richard C. Rantzow
  Trustee                  $10,000           $0            $0            $10,000
------------------------------------------------------------------------------------


As of September 30, 1997, the officers and Trustees of the Trust owned less than 1% of the outstanding shares of any Portfolio.

                            INVESTMENT ADVISORY AGREEMENTS

The Growth & Income, Bond and Intermediate Bond Portfolios employ First Tennessee Bank National Association, Memphis, Tennessee, to furnish investment advisory and other services to each such Portfolio. Under the Investment Advisory and Management Agreement with each such Portfolio, First Tennessee is authorized to appoint one or more sub-advisers at First Tennessee's expense. Highland Capital Management Corp., Memphis, Tennessee, acts as Sub-Adviser to the Growth & Income, Bond and Intermediate Bond Portfolios. Subject to the direction of the Trustees and of First Tennessee, the Sub-Adviser will direct the investments of these Portfolios in accordance with their respective investment objective, policies and limitations.

First Tennessee and Investment Advisers, Inc., Minneapolis, Minnesota, act as Co-Advisers to the Capital Appreciation Portfolio. Subject to the direction of the Trustees and monitoring by First Tennessee, IAI directs the investments of this Portfolio in accordance with the Portfolio's investment objective, policies and limitations.

In addition to First Tennessee's and IAI's fees and the fees payable to the Transfer Agent, Pricing and Accounting Agent, and to the Administrator, each Portfolio pays for all its expenses, without limitation, that are not assumed by these parties. Each Portfolio pays for typesetting, printing and mailing of proxy material to existing shareholders, legal expenses, and the fees of the custodian, auditor and Trustees. Other expenses paid by each Portfolio include: interest, taxes, brokerage commissions, the Portfolio's proportionate share of insurance premiums and Investment Company Institute dues, and costs of registering shares under federal and state securities laws. Each Portfolio also is liable for such nonrecurring expenses as may arise, including costs of litigation to which each Portfolio is a party, and its obligation under the Declaration of Trust to indemnify its officers and Trustees with respect to such litigation.

For managing the investment and business affairs of the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios, First Tennessee is entitled to receive a monthly management fee at the annual rate of .65%, .15%, .55% and
 .50% of each Portfolio's average net assets, respectively. For the fiscal years ended June 30, 1997, 1996 and 1995, First Tennessee earned $1,520,039, $1,076,198 and $686,850 from the Growth & Income Portfolio, respectively, before waiving $350,778, $358,250 and $532,648 of its fees, respectively. First Tennessee has voluntarily agreed to waive its fee to .50%, .00%, .15% and .00% of the average net assets of the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios, respectively. The fee waivers may be discontinued at any time. For the fiscal years ended June 30, 1997, 1996 and 1995, First Tennessee earned $658,049, $563,748 and $447,309 from the Bond Portfolio, respectively, before waiving $478,581, $482,559 and $447,309 of its fees, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of June 30, 1997.

Under its Investment Advisory and Management Agreement with each of the Growth & Income, Bond and Intermediate Bond Portfolios, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to each such Portfolio. The Sub-Adviser, is entitled to receive from First Tennessee a monthly sub-advisory fee at the annual rate of .38% of Growth & Income Portfolio's average net assets, .33% of Bond Portfolio's average net assets and
 .30% of Intermediate Bond Portfolio's average net assets. As Co-Adviser to the Capital Appreciation Portfolio, IAI is entitled to receive .70% of that Portfolio's average net assets up to $50 million and .65% thereafter. Under the terms of each sub-advisory agreement with First Tennessee and IAI's Investment Advisory and Management Agreement with the Trust, the Sub-Adviser, subject to the supervision of First Tennessee, and IAI supervise the day-to-day operations of their respective Portfolios and provide investment research and credit analysis concerning their respective Portfolios' investments, conduct a continual program of investment of their respective Portfolios' assets and maintain the books and records required in connection with their duties under their advisory agreements. In addition, the Sub-Adviser and IAI keep First Tennessee informed of the developments materially affecting each Portfolio. The Sub-Adviser is currently waiving some or all of the fees it is entitled to receive from First Tennessee.

                     ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR AND DISTRIBUTOR. ALPS Mutual Funds Services, Inc. (ALPS, the Administrator and Distributor), is the Administrator and Distributor to each Portfolio. ALPS, a Colorado corporation, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

As the Administrator, ALPS assists in each Portfolio's administration and operation, including, but not limited to, providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to and receives from each Portfolio a monthly fee at the annual rate of .15% of average net assets.

For the fiscal years ended June 30, 1997 and 1996, ALPS earned administration fees in the amount of $350,778 and $248,353 from the Growth & Income Portfolio. For the fiscal years ended June 30, 1997 and 1996, ALPS earned administration fees in the amount of $179,468 and $153,749 from the Bond Portfolio, respectively. The Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of June 30, 1997. For the fiscal year ended June 30, 1995, National Financial Services Corporation (NFSC) served as the Administrator and Distributor for the Growth & Income and Bond Portfolios. As Administrator, NFSC earned fees from each Portfolio computed daily and payable monthly at an annual rate of .20% of average net assets through $100 million, .15% above $100 million and through $200 million, and .10% over $200 million. For the fiscal year ended June 30, 1995, NFSC earned administration fees in the amount of $208,504 and $162,658 from the Growth & Income Portfolio and the Bond Portfolio, respectively.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive from each Portfolio a monthly fee at the annual rate of .05% of average net assets. For the fiscal years ended June 30, 1997 and 1996, First Tennessee earned co-administration fees in the amount of $116,926 and $82,965 from the Growth & Income Portfolio, respectively before waiving $0 and $34,639 of its fees, respectively. For the fiscal years ended June 30, 1997 and 1996, First Tennessee earned co-administration fees in the amount of $59,823 and $51,198 from the Bond Portfolio, respectively, before waiving $0 and $23,882, respectively.

As the Distributor, ALPS sells shares of Class I as agent on behalf of the Trust at no additional cost to the Trust. Class III is obligated to pay ALPS monthly a 12b-1 fee at the annual rate of .75% of average net assets, all or a portion of which may be paid out to broker-dealers or others involved in the distribution of Class III shares. See "Administration Agreements and contracts - Distribution Plan." Classes II and III pay shareholder servicing fees to Investment Professionals at an annual rate of .25% of average net assets as more fully described under the section "Administration Agreements and Other Contracts
- Shareholder Services Plans". First Tennessee and its affiliates neither participate in nor are responsible for the underwriting of Portfolio shares. Consistent with applicable law, affiliates of First Tennessee may receive commissions or asset-based fees.

TRANSFER AGENT, FUND ACCOUNTING AND CUSTODIAN. Chase Global Funds Services Company (CGFSC or the Transfer Agent), provides transfer agent and shareholder services for each Portfolio, and calculates the NAV and dividends of each Class of each Portfolio and maintains the portfolio and general accounting records. For such services, CGFSG is entitled to receive from each Class of each Portfolio, fees at the annual rate of .07% of each Class' average net assets through $50 million and .05% over $50 million plus out-of-pocket expenses. Chase Manhattan Bank (Chase or the Custodian) is Custodian of the assets of the Portfolios. The Custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of sub-custodian banks and clearing agencies. For such services, Chase is entitled to receive from each Portfolio fees at the annual rate of .018% of average net assets plus out-of-pocket expenses. The Custodian takes no part in determining the investment policies of the Portfolios or in deciding which securities are purchased or sold by the Portfolios. The Portfolios, however, may invest in obligations of the Custodian and may purchase securities from or sell securities to the Custodian.

DISTRIBUTION PLAN. The Trustees of the Trust have adopted a Distribution Plan on behalf of Class III of each Portfolio (each Class III Plan) pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each class and ALPS to incur distribution expenses. ALPS receives a Distribution and Service fee (12b-1 fee) of up to 0.75% of the average net assets of Class III of each Portfolio. (These fees are in addition to the fees paid to ALPS under the Administration Agreement.) The Trust or ALPS, on behalf of Class III of each Portfolio, may enter into servicing agreements (Service Agreements) with banks, broker-dealers or other institutions (Agency Institutions). Each Class III Plan provides that ALPS may use its fees and other resources to make payments to Agency Institutions for performance of distribution-related services, including those enumerated above. The Service Agreements further provide for compensation to broker-dealers for their efforts to sell Class III shares. The distribution-related services include, but are not limited to, the following: formulation and implementation of marketing and promotional activities, such as mail promotions and television, radio, newspaper, magazine and other mass media advertising; preparation, printing and distribution of sales literature; preparation, printing and distribution of prospectuses of each Portfolio and reports to recipients other than existing shareholders of each Portfolio; obtaining such information, analyzes and reports with respect to marketing and promotional activities as ALPS may from time to time, deem advisable; making payments to securities dealers and others engaged in the sales of Class III Shares; and providing training, marketing and support to such dealers and others with respect to the sale of Class III Shares. Each Class III Plan recognizes ALPS may use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares.

Each Plan has been approved by the Trustees, including the majority of disinterested Trustees. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plans prior to its approval, and have determined that there is a reasonable likelihood that each Plan will benefit each Portfolio and its shareholders. To the extent that the Class III Plans give ALPS greater flexibility in connection with the distribution of shares of the class, additional sales of shares may result.

The Class III Plans could be construed as compensation plans because ALPS is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. ALPS may spend more for marketing and distribution than it receives in fees and reimbursements from each Portfolio. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, ALPS could be said to have received a profit. For example, if ALPS pays $1 for Class III distribution-related expenses and receives $2 under a Class III Plan, the $1 difference could be said to be a profit for ALPS. (Because ALPS is reimbursed for its out-of-pocket direct promotional expenses, a Class III Plan also could be construed as a reimbursement plan. Until the issue is resolved by the SEC, unreimbursed expenses incurred in one year will not be carried over to a subsequent year.) If after payments by ALPS for marketing and distribution there are any remaining fees attributable to a Class III Plan, these may be used as ALPS may elect. Since the amount payable under a Class III Plan will be commingled with ALPS's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of ALPS's overhead expenses will be paid out of Plan fees and that these expenses may include items such as the costs of leases, depreciation, communications, salaries, training and supplies. Each Portfolio believes that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plan.

For the fiscal year ended June 30, 1997, Class III of the Growth & Income Portfolio and the Bond Portfolio paid distribution fees in the amounts of $314,518 and $21,842, respectively. All of these fees were paid as compensation to dealers. The Capital Appreciation and Bond Portfolios had not commenced operations as of June 30, 1997.

SHAREHOLDER SERVICES PLANS. In addition to the Rule 12b-1 Distribution Plans described above, Class II and Class III have adopted Shareholder Services Plans to compensate Agency Institutions for individual shareholder services and account maintenance. These functions include: maintaining account records for each shareholder who beneficially owns Class II or Class III Shares; answering questions and handling correspondence from shareholders about their accounts; handling the transmission of funds representing the purchase price or redemption proceeds; issuing confirmations for transactions in Class II or Class III Shares by shareholders; assisting customers in completing application forms; communicating with the transfer agent; and providing account maintenance and account level support for all transactions. For these services the participating Agency Institutions are paid a service fee at the annual rate of up to .25% of average net assets of Class II and Class III.

For the fiscal year ended June 30, 1997, the Growth & Income Portfolio and the Bond Portfolio paid shareholder servicing fees in the following amounts (the Capital Appreciation and Intermediate Bond Portfolios had not commenced operations as of June 30, 1997):

                           Growth & Income           Bond
                              Portfolio           Portfolio
                              ---------           ---------

Class II                      $ 17,386             $1,260
Class III                     $104,839             $7,281

Banking laws and regulations, including the Glass-Steagall Act as currently interpreted by the Board of Governors of the Federal Reserve System, prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares and prohibit banks generally from issuing, underwriting, selling or distributing securities. The same laws and regulations generally permit a bank or bank affiliate to act as an investment adviser and co-administrator and to purchase shares of the investment company as agent for and upon the order of a customer. In the Trust's and Investment Adviser's opinion, banks and their affiliates may be paid for investment advisory, shareholder servicing, recordkeeping and co-administration functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank or its affiliates were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Portfolios might occur, including possible termination of any automatic investment or redemption or other services then being provided by any bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Portfolios may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Plans. No preference will be shown in the selection of investments for the instruments of such depository institutions. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

                               DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. Growth & Income Portfolio and Bond Portfolio are Portfolios of First Funds (formerly The Masters Group of Mutual Funds), an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are nine Portfolios of the Trust, each with three Classes.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.


The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

As of September 30, 1997, the following shareholders owned more than 5% of the outstanding shares of the indicated Class of the Portfolios:

Name and Address                        Portfolio        Class  % of Class Held
----------------                        ---------        -----  ---------------

First Tennessee National Corp.       Growth & Income       I           47%
D/B Pension Plan                          Bond             I           57%
Memphis, TN                        Capital Appreciation    I           92%

First Tennessee National Corp.       Growth & Income       I           10%
401K Savings - Fund A                     Bond             I            6%
Memphis, TN                        Capital Appreciation    I            6%

Memphis Commerce Square              Growth & Income       II          13%
FBO National Bank of Commerce
Memphis, TN

Giobbi Turner Trust #1                    Bond             II          26%
1277 East Massey
Memphis, TN  38120

Janet Forbes Misner Trust                 Bond             II          20%
76 Walnut Grove Circle
Memphis, TN  38117

Harvey B. Jackson, IRT                    Bond             II          16%
4274 Fox Race Cv.
Memphis, TN  38141

Bank of Bolivar County PS Fixed           Bond             II          12%
P.O. Box 88
Shelby, MS  38774

James G. Wills Rollover IRA               Bond             II          11%
241 Sea Marsh Drive
Kiawah Island, SC  29455

Charles S. Hughs Rollover IRT             Bond             II          10%
P.O. Box 771596
Memphis, TN  38177

The Smith Trust                           Bond             II           6%
Joe G. Bagwell, Trustee
8560 Kingston Pike Ste C-202
Knoxville, TN  38919

Effie W. Porter and                       Bond             II           5%
Leslie F. Heun, JT TEN
6920 Amberly Rd.
Memphis, TN  38119


VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

CLASSES. Pursuant to the Declaration of Trust, the Trustees have authorized additional Classes of shares for each Portfolio of the Trust. Although the investment objective for each separate Class of a particular Portfolio is the same, fee structures are different such that one Class may have a higher yield than another Class of the same Portfolio at any particular time. Shareholders of the Trust will vote together in the aggregate and not separately by Portfolio, or by Class thereof, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or a Class thereof. Pursuant to a vote by the Board of Trustees, the Trust has adopted Rule 18f-3 under the Act and has issued multiple Classes of shares with respect to each of its Portfolios. Accordingly, the rights, privileges and obligations of each such Class will be determined in accordance with such rule.

INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts, serves as the Trust's independent accountant. The independent accountant examines the annual financial statements for the Trust and provides other audit, tax, and related services.

                                FINANCIAL STATEMENTS

The Growth & Income and Bond Portfolios' financial statements and financial highlights for the fiscal year ended June 30, 1997 and the six months ended December 31, 1997 are included in the Trust's Annual and Semi-Annual Reports, respectively, which are separate reports supplied independent of this Statement of Additional Information. The Capital Appreciation Portfolio's unaudited financial statements and financial highlights for the fiscal period ended December 31, 1997 are included in the Trust's Semi-Annual Report.
The Intermediate Bond Portfolio had not commenced operations as of December 31, 1997. The Growth & Income, Capital Appreciation and Bond Portfolios' financial statements and financial highlights are incorporated herein by reference.

                                       APPENDIX

DOLLAR-WEIGHTED AVERAGE MATURITY for Bond Portfolio is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities and some asset-backed securities, such as collateralized mortgage obligations, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by assuming a constant prepayment rate for the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated debt issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in highest-rated categories.


The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

                           PART C.  OTHER INFORMATION

Item 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements for the fiscal year ended June 30, 1997 and the six months ended December 31, 1997 for the Growth & Income and Bond Portfolios are incorporated herein by reference to the Trust's Annual Report on Form N-30D dated June 30, 1997 and Semi-Annual Report (unaudited) dated December 31, 1997, respectively.

     Unaudited Financial Highlights for the Capital Appreciation Portfolio for the period ended December 31, 1997 included in Part A for such Portfolio are filed herein. Unaudited Financial Statements for such Portfolio for the period ended December 31, 1997 are incorporated by reference to the Trust's Semi-Annual Report dated December 31, 1997.

(b)  Exhibits:

     (1) (a) Declaration of Trust dated as of March 6, 1992 is incorporated herein by reference to Exhibit 1 to the Trust's Registration Statement.

          (b) Supplement to the Declaration of Trust effective April 24, 1992 is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Trust's Registration Statement.

          (c) Amended and Restated Declaration of Trust dated is of September 4, 1992 is incorporated herein by reference to Exhibit 1 (c) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (d) Supplement to The Declaration of Trust effective August 1, 1993 is incorporated herein by reference to Exhibit 1 (d) to Post-Effective Amendment No. 4 to the Trust's Registration Statement.


     (2)  (a)  Bylaws of the Trust are incorporated herein by reference to
               Exhibit 2 to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (b) Amendment to the Bylaws dated November 17, 1992 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

     (3)  Not Applicable.

     (4)  Not Applicable.

     (5) (a) Investment Advisory and Management Agreements between the First Funds on behalf of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, and First Tennessee Bank National Association dated September 4, 1992 are incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (b) Sub-Advisory Agreements between Provident Institutional Management Corporation and First Tennessee Bank National Association on behalf of U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, dated September 4, 1992 are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (c) Investment Advisory and Management Agreement between the First Funds on behalf of Cash Reserve Portfolio, Total Return Equity Portfolio, and Total Return Fixed Income Portfolio, and First Tennessee Bank National Association dated February 15, 1993 are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 3 to the Trust's Registration Statement.

          (d) Sub-Advisory Agreements between First Tennessee Investment Management, Inc. and First Tennessee Bank National Association on behalf of Total Return Equity Portfolio and Total Return Fixed Income Portfolio, dated May 4, 1993 are incorporated herein by reference to Exhibit 5(d) to Post-Effective

               Amendment No. 5 to the Trust's Registration Statement.

          (e) Investment Advisory and Management Agreement between First Funds on behalf of Tennessee Tax-Free Portfolio and First Tennessee Bank National Association dated October 25, 1995 is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

          (f) Form of Co-Investment Advisory and Management Agreement between First Funds on behalf of Capital Appreciation Portfolio and First Tennessee Bank National Association is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 11 to the Trust's Registration Statement.

          (g) Form of Investment Advisory and Management Agreement between First Funds on behalf of Intermediate Bond Portfolio is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 10 to the Trust's Registration Statement.

          (h) Form of Sub-Advisory Agreement between First Funds on behalf of Intermediate Bond Portfolio and Highland Capital Management is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 10 to the Trust's Registration Statement.

          (i) Form of Investment Advisory and Management Agreement between First Funds on behalf of Capital Appreciation Portfolio and Investment Advisers, Inc. is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 11 to the Trust's Registration Statement.

      (6) (a) General Distribution Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated
               July 1, 1995 is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (b) Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated July 1, 1995 is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (c) Co-Administration Agreement between First Funds on behalf of all Portfolios, and First Tennessee Bank National Association, dated July 1, 1995 is incorporated herein by reference to Exhibit 6 (c) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

          (d) Form of Servicing Agreement between ALPS Mutual Funds Services, Inc. and an Agency Institution is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

     (7)       Not Applicable.

     (8) (a) Mutual Fund Custody Agreement between the First Funds and Chase Manhattan Bank of New York dated October 12, 1992 is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No.1 to the Trust's Registration Statement.

          (b) Mutual Fund Transfer Agency Agreement between the First Funds and United States Trust Company of New York dated November 10, 1992 is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (c) Amendment to Exhibit 8(b) above dated July 28, 1995 is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (d) Amendment to Exhibit 8(b) above dated December 7, 1995 is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 9 to the Trust's Registration Statement.

     (9) (a) Fund Accounting and Pricing Services Agreement between the First Funds and Chase Manhattan Bank of New York dated November 10, 1992 is incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

          (b) Amendment to Exhibit 9(a) above dated July 28, 1995 is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (c) Amendment to Exhibit 9(a) above dated December 7, 1995 is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 9 to the Trust's Registration Statement.

     (10)      Not Applicable.

     (11) Opinion of Baker, Danelson, Bearman & Caldwell, counsel to the Registrant, is filed herein as Exhibit 11.

     (12)      Not Applicable

     (13) Written assurances that purchase representing initial capital was made for investment purposes without any present intention of redeeming or reselling is incorporated herein by reference to
               Exhibit 13 to Pre-Effective Amendment No. 2 to the Trust's Registration Statement.

     (14) Form of Individual Retirement Account plan documents is incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 13 to the Trust's Registration Statement.

     (15) (a) Distribution and Service Plan Agreements on behalf of all Portfolios, are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

          (b) Shareholder Servicing Plan on behalf of Class II and III of each Portfolio, dated March 20, 1993, is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

     (16) Schedule of Yield Computations is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 1 to the Trust's Registration Statement.

     (17)      Financial Data Schedule for Class I, II and III of the Growth
               & Income, Bond and Tennessee Tax-Free Portfolios, and Class I and II of the U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios are incorporated by reference to Exhibit 27 to Post-Effective Amendment No. 13 to the Trust's Registration Statement. Financial Data Schedules for the Capital Appreciation Portfolio are filed herein as Exhibit 27.

     (18)      Plan Providing for Multiple Classes of Shares pursuant to
               Rule 18f-3 is incorporated herein by reference to Exhibit (12) to Post-Effective Amendment No. 8 to the Trust's Registration Statement.

Item 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not Applicable.

Item 26.       NUMBER OF HOLDERS OF SECURITIES


                             December 31, 1997

Title of Class: Shares of Beneficial Interest            Number of Recordholders
---------------------------------------------            -----------------------
CLASS I

U.S. Treasury Money Market Portfolio                                  4
U.S. Government Money Market Portfolio                                4
Municipal Money Market Portfolio                                      4
Cash Reserve Portfolio                                                3
Growth & Income Portfolio                                             5
Bond Portfolio                                                        5
Tennessee Tax-Free Portfolio                                          2
Capital Appreciation Portfolio                                        6

CLASS II

Growth and Income Portfolio                                        1526
Bond Portfolio                                                       21
Tennessee Tax-Free Portfolio                                        151
Capital Appreciation Portfolio                                      118

CLASS III

Growth & Income Portfolio                                         2,602
Capital Appreciation Portfolio                                       26

Bond Portfolio                                                      193
Tennessee Tax-Free Portfolio                                        106
Treasury Money Market Portfolio                                      29
Government Money Market Portfolio                                    21
Municipal Money Market Portfolio                                     32
Cash Reserve Portfolio                                              275


Item 27.  INDEMNIFICATION

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee, or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he is involved by virtue of his service as a trustee, officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy is expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

First Tennessee Bank National Association serves as Investment Adviser or Co-Investment Adviser to the Registrant on behalf of each Portfolio. Investment Advisers Inc. served as Investment Adviser to the Capital Appreciation Portfolio. The directors and officers of First Tennessee have held, during the past two fiscal years, the following positions of a substantial nature:

         First Tennessee Bank National Association (FTB) - Investment Adviser




Position                                                Other Business                                Type of
with FTB                       Name                      connections*                                 Business
--------                       ----                     --------------                                --------

Director                  Robert C. Blattberg      Polk Brothers Distinguished                     Education
                                                   Professor of Retailing
                                                   J.L. Kellogg Graduate School
                                                   of Management
                                                   Northwestern University(1)

                                                   Director, Factory Card Outlet of                Retail
                                                   America(2)

Director                  Carlos H. Cantu          President, Chief Executive                      Consumer services and
                                                   Officer, The ServiceMaster Company,             supportive management
                                                   L.P.(3)                                         services

                                                   Director, Haggar Corporation(4)                 Apparel

Director                  George E. Cates          Chairman of the Board and Chief                 Real estate investment
                                                   Executive Officer, Mid-America Apartment        trust
                                                   Communities, Inc.(5)

Director, President,      J. Kenneth Glass         Executive Vice President, FTNC(6)               Bank holding company
Tennessee Banking
Group                                              Director, Norlen Life Insurance                 Credit life insurance
                                                   Company(6)

                                                   Director, FT Mortgage Companies(7)              Mortgage company

                                                   Director, FT Mortgage Holding Corporation(8)    Mortgage company

                                                   Director, FT Mortgage Services, Inc.(9)         Mortgage company

                                                   Director, Highland Capital Management           Investment Advisor
                                                   Corp.(10)

                                                   Chairman and Director, "A" PLUS                 Consumer access/discount
                                                   Strategic Alliances, Inc.(11)                   card program and finder

                                                   Director, Corona National Life Insurance(12)    Credit life insurance

                                                   Director, First Tennessee Merchant              Merchant processing
                                                   Services, Inc.(13)

                                                   Director, First Tennessee Merchant              Merchant processing
                                                   Equipment, Inc.(14)

                                                   Director, Federal Flood Certification Corp.(15) Flood insurance

Director                  James A. Haslam, III     Chief Executive Officer and Chief Operating     Retail operator of
                                                   Officer, Pilot Corporation(16)                  convenience stores and
                                                                                                   travel centers

                                                   Director, Plasti-Line, Inc.(17)                 Sign manufacturer


Position                                                Other Business                                Type of
with FTB                       Name                      connections*                                 Business
--------                       ----                     --------------                                --------


President, Chairman       Ralph Horn               President, Chairman of the Board, Chief         Bank holding company
of the Board, Chief                                Executive Officer and Director, FTNC(6)
Executive Officer
and Director                                       Vice President and Director,                    National bank
                                                   First Tennessee Bank National
                                                   Association Mississippi(18)

                                                   Director, Harrah's Entertainment,               Casino, entertainment
                                                   Inc.(19)

Director, President,      John C. Kelley, Jr.      Executive Vice President, FTNC(6)               Bank holding company
Memphis Banking
Group                                              Director, Check Consultants, Inc.(6)            Check processing and
                                                                                                   related services

                                                   Director, Check Consultants Company             Check processing and
                                                   of Tennessee(6)                                 related services

                                                   Director, First Tennessee Housing               Public welfare investments
                                                   Corporation(20)

                                                   Director, First Tennessee Equipment             Equipment financing
                                                   Finance Corporation(37)

                                                   Director, First Tennessee Bank National         National bank
                                                   Association Mississippi(18)

Director                  R. Brad Martin           Chairman of the Board, Chief                    Retail
                                                   Executive Officer, Proffits, Inc.(21)

                                                   Director, Harrah's Entertainment, Inc.(18)      Casino, entertainment

                                                   Director, Pilot Corporation(15)                 Retail operator of
                                                                                                   convenience stores and
                                                                                                   travel centers

Director                  Joseph Orgill, III       Chairman of the Board,                          Distributor and
                                                   West Union Corporation(22)                      manufacturer for
                                                                                                   construction industry

                                                   Director, Chairman of the Board                 Wholesale hardware
                                                   Orgill, Inc.(23)                                distributor

Director                  Vicki R. Palmer          Corporate Vice President and Treasurer of       Bottler of soft drink
                                                   Coca Cola Enterprises, Inc.(24)                 products

Director                  Michael D. Rose          Chairman of the Board, Promus Hotel             Hotel franchisor and
                                                   Corporation(25)                                 operator




Position                                                Other Business                                Type of
with FTB                       Name                      connections*                                 Business
--------                       ----                     --------------                                --------
                                                   Director, General Mills, Inc.(26)               Food processing

                                                   Director, Ashland Inc.(27)                      Oil company

                                                   Director, Darden Restaurants, Inc.(28)          Restaurant

                                                   Director, Stein Mart, Inc.(29)                  Retail

Director                  William B. Sansom        Chairman of the Board and Chief                 Wholesale distributor
                                                   Executive Officer, The H.T.
                                                   Hackney Company(30)

                                                   Director, Martin Marietta Materials(31)         Construction aggregate
                                                                                                   materials producer

                                                   Director, Astec Industries, Inc.(32)            Construction aggregate
                                                                                                   materials producer

Director                  Gordon P. Street, Jr.    Chairman of the Board, Chief                    Manufacturing
                                                   Executive Officer and President,
                                                   North American Royalties, Inc.(33)



Position                                                Other Business                                Type of
with FTB                       Name                      connections*                                 Business
--------                       ----                     --------------                                --------

Executive Vice            Susan Schmidt Bies       Executive Vice President, FTNC(6)               Bank holding
President                                                                                          company


Executive Vice            Harry A. Johnson, III    Executive Vice President                        Bank holding company
President and General                              and General Counsel of FTNC(6)
Counsel

Executive Vice            George Perry Lewis       Director, First Tennessee                       Broker Dealer
President - Group                                  Brokerage, Inc.(34)
Manager, Money
Management                                         Director, Highland Capital
                                                   Management, Corp.(10)                           Investment Advisor

                                                   Director, Hickory Venture                       Venture Capital
                                                   Capital Corporation(35)

                                                   Director, Hickory Capital                       Venture Capital
                                                   Corporation(36)

Executive Vice            John P. O'Connor, Jr.    Executive Vice President and Chief              Bank holding company
President and                                      Credit Officer of FTNC(6)
Chief Credit Officer




Position                                                Other Business                                Type of
with FTB                       Name                      connections*                                 Business
--------                       ----                     --------------                                --------

Executive Vice            G. Robert Vezina         Executive Vice President of                     Bank holding company
President                                          FTNC(6)

Executive Vice            Elbert L. Thomas, Jr.    Executive Vice President and Chief              Bank holding company
President, Chief                                   Financial Officer of FTNC(6)
Financial Officer

Executive Vice            E. Kelton Morris         Director, Highland Capital Management           Investment Advisor
President                                          Corp.(10)

Executive Vice            David L. Berry           None
President

Executive Vice            Carey H. Brown           None
President

Executive Vice            Charles Burkett          None
President

Senior Vice President     Wayne C. Marsh           None

Senior Vice President     Deborah McDonald         None

Senior Vice President     Yvonne Watson            None

Senior Vice President     C. Douglas Kelso         None

Senior Vice President     David M. Taylor          None

Senior Vice President     David B. Lantz           None

Senior Vice President     William E. Woodson       None

Senior Vice President     Steven J. McNally        None

Senior Vice President     Scott Bovee              None

Senior Vice President     Gary L. Hoemann          None

Senior Vice President     Suzanne Donaldson        None

Vice President            William J. Branta        None

Vice President            O. Norris Avey           None

Vice President            Edward C. Dellinger      None

Vice President            Otis M. Clayton          None

Vice President            Ralph W. Herbert         None




Position                                                Other Business                                Type of
with FTB                       Name                      connections*                                 Business
--------                       ----                     --------------                                --------


Vice President            John C. Miller           None

Vice President            Claudette S.Sanders      None

Vice President            Rosemary Manning         None

Vice President            Kenneth Koster           None

Vice President            Maureen MacIver          None

Vice President            John Barringer           None

Investment Analyst        Karen Kruse              None

Investment Officer        Jeff Smith               None

Administrative Assistant  Joey Brewer              None

Chairman and CEO          Larry B. Martin          None
First Tennessee Bank-Knoxville

President, First          Lew Weems                None
Tennessee Bank-Knoxville

President, First          J. Kenneth Youngblood    None
Tennessee Bank-Maryville

President, First          Anderson L. Smith        None
Tennessee Bank-Morristown




NOTES:

* All directors of FTB are also directors of its parent, First Tennessee National Corporation, which controls FTB. Messrs. Glass, Horn, Johnson, Keen, Kelley, Lewis, O'Connor, Thomas and Vezina and Ms. Bies are considered executive officers of FTNC.

(1) J.L. Kellogg Graduate School of Management, 875 N. Michigan Ave., Suite
    2945, Chicago, IL   60611

(2) Factory Card Outlet of America, 745 Birbinal Drive, Bensenville, IL
    60106-1212

(3) ServiceMaster Company, L.P., One ServiceMaster Way, Downers Grove, IL
    30515

(4) Haggar Corporation, 6113 Lemmon Ave., Dallas, TX   75209

(5) Mid-America Apartment Communities, Inc., 6584 Poplar Ave., Ste. 340,
    Memphis, TN   38138

(6) First Tennessee Bank National Association and First Tennessee National
    Corporation, 165 Madison Avenue, Memphis, TN   38103

(7) FT Mortgage Companies, 2974 LBJ Freeway, Dallas, TX   75234

(8) FT Mortgage Holding Corporation, 165 Madison Ave., Memphis, TN   38103

(9) FT Mortgage Services, Inc., 165 Madison Ave., Memphis, TN   38103

(10)     Highland Capital Management Corp., 6077 Primacy Parkway, Suite 228,
         Memphis, TN   38117

(11)     "A" PLUS Strategic Alliances, Inc., 1700 Rambling Road, Richmond, VA
         23235

(12)     Corona National Life Insurance, 1421 E. Thomas Road, Phoenix, AZ  85014

(13)     First Tennessee Merchant Services, Inc., 300 Court Ave., Memphis, TN
         38103

(14)     First Tennessee Merchant Equipment, Inc., 300 Court Ave., Memphis, TN
         38103

(15)     Federal Flood Certification Corporation, 6220 Gaston Ave., Dallas, TX
         75214

(16)     Pilot Corporation, 5508 Lonas Road, Knoxville, TN   37909

(17)     Plasti-Line, Inc., P O Box 59043, Knoxville, TN   37950-9043

(18)     First Tennessee Bank National Association Mississippi, 579 Goodman Road
         East, Southaven, MS   38671

(19)     Harrah's Entertainment, Inc., 1023 Cherry Road, Memphis, TN   38117

(20)     First Tennessee Housing Corporation, 165 Madison Ave., Memphis,
         TN   38103

(21)     Profitt's Inc., 5810 Shelby Oaks Drive, Memphis, TN   38134

(22)     West Union Corporation, 35 Union Ave., Suite 300, Memphis, TN   38103

(23)     Orgill, Inc., 2100 Latham Street, Memphis, TN   38109

(24)     Coca Cola Enterprises, Inc., 2500 Windy Ridge Pkwy, Marietta,
         GA   30067

(25)     Promus Companies, Inc., 1023 Cherry Road, Memphis, TN   38117

(26)     General Mills, Inc., 9200 Wayzata Blvd., Minneapolis, MN   55426

(27)     Ashland Co., 2351 Channel Ave., Memphis, TN

(28)     Darden Restaurants, Inc., 5900 Lake Ellenor Drive, Orlando, FL   32809

(29)     Stein Mart, Inc., 1200 Riverplace Blvd., Jacksonville, FL   32207
(30)     The H. T. Hackney Company, Fidelity Bldg., 502 S. Gay Street, Suite
         300, Knoxville, TN   37902

(31)     Martin Marietta Materials, P. O. Box 30013, Raleigh, NC   27622-0013

(32)     Astec Industries, Inc., P O Box 72787, Chattanooga, TN   37407

(33)     North American Royalties, 200 E. 8th Street, Chattanooga, TN   37402

(34)     First Tennessee Brokerage, Inc., 5100 Poplar Avenue, Memphis, TN 38117

(35) Hickory Venture Capital Corporation, 200 West Court Square, Suite 100, Huntsville, AL 35801

(36)     Hickory Capital Corporation, 200 West Court Square, Suite 100,
         Huntsville, AL   35801

(37)     First Tennessee Equipment Finance Corporation, 165 Madison Ave.,
         Memphis, TN   38103

                     Highland Capital Management Corp. (Highland)
                          6077 Primacy Parkway, Memphis, TN



 Position                                                              Other Business
 with Highland                         Name                            Connections
 -------------                         ----                            -----------

 Director, President                   Edward J. Goldstein (1)         Director,
                                                                       NexAir, LLC

 Director, Chairman of the Board       Steven Wishnia (1)              None

 Director, Executive Vice President,
 Secretary                             James M. Weir (1)               None

 Director, Executive Vice President
 Treasurer                             Paul H. Berz (1)                None

 Director, Executive Vice President    Charles Thomas Whitman (1)      None

 Director                              J. Kenneth Glass                see FTB listing

 Director                              E. Kelton Morris                see FTB listing

 Director                              George Perry Lewis              see FTB listing

 Senior Vice President                 Steven T. Ashby                 None

 Senior Vice President                 David L. Thompson               None

 Senior Vice President                 James R. Turner                 None

 Vice President                        Donald J. Norsworthy            None



(1) Previously, Managing Director of Highland Capital Management Corp.,
    6077 Primacy Parkway, Memphis, TN   38119

(2) NexAir, LLC, 1385 Corporate Avenue, Memphis, TN 38186-1182, distributor of industrial gases, welding supplies and medical product

The senior officers and directors of IAI and their titles are as follows:

Name                                    Title
----                                    -----

Jeffrey R. Applebaum               Senior Vice President
Scott Allen Bettin                 Senior Vice President
Archie Campbell Black, III         Senior Vice President/Treasurer
Iain D. Cheyne                     Chairman/Director
Stephen C. Coleman                 Senior Vice President
Larry Ray Hill                     Executive Vice President
Richard A. Holway                  Senior Vice President
Irving Philip Knelman              President/Chief Operating Officer/Director
Kevin McKendry                     Director
Timothy A. Palmer                  Senior Vice President
Peter Phillips                     Director
Noel Paul Rahn                     Chief Executive Officer/Director
James S. Sorenson                  Senior Vice President
R. David Spreng                    Senior Vice President
Christopher John Smith             Senior Vice President/Secretary

     All of such persons have been affiliated with IAI for more than two years except Messrs. Cheyne, McKendry and Phillips. Prior to being appointed to the Board in 1996, Mr. Cheyne was General Manager of Corporate Banking of Lloyds Bank plc, and currently is Managing Director, International Banking, Lloyds TSB Group plc, St. George's House, 6-8 Eastcheap, London, England EC3M 1LL since 1972. Prior to being appointed to the Board in 1996, Mr. McKendry was and remains Bank Counsel to Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza,
199 Water Street, New York, NY 10038, since 1979. Prior to being appointed to the Board in 1996, Mr. Phillips was and remains Executive Vice President and General Manager of Lloyds Bank Plc, P.O. Box 2008, One Seaport Plaza, 199 Water Street, New York, NY 10038, since 1993.


     The address of the officers and directors of IAI is that of IAI, which is 3700 First Bank Place, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

Name                                    Title
----                                    -----

Noel Paul Rahn                     Chairman of the Board of Directors
Roy C. Gillson                     Chief Investment Officer/Director
Iain D. Cheyne                     Director
Irving Philip Knelman              Director
Hilary Fane                        Deputy Chief Investment Officer/Director
Feidhlim O'Broin                   Associate Director


     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The officers and directors of IAI Trust Company and their titles are as follows:

Name                                    Title
------                                  ------

Archie C. Black                    Chairman of the Board/President/Treasurer
Christopher J. Smith               Director/Vice President
Susan J. Haedt                     Vice President/Director
Darcy Kent                         Supervisor of Trust Services
Steven G. Lentz                    Secretary/Director

Item 29.       Principal Underwriters

(a) The sole principal underwriter for the Fund is ALPS Mutual Funds Services, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, FGIC Public Trust, and Countrybaskets-TM- Index Fund, Inc.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Mutual Funds Services, Inc., the distributor for Registrant, are as follows:


Name and Principal                                                    Positions and Offices with
Business Address*        Positions and Offices with Registrant        Underwriter
------------------       -------------------------------------        --------------------------
W. Robert Alexander      None                                         Chairman, Chief Executive Officer
                                                                      and Secretary

Arthur J. L. Lucey       None                                         President

Thomas A. Carter         None                                         Vice President and
                                                                      Chief Financial Officer



Edmund J. Burke          None                                         Executive Vice President

William N. Paston        None                                         Vice President

James V. Hyatt           Secretary                                    General Counsel

Jeremy O. May            Treasurer                                    Fund Controller

Rick A. Pederson         None                                         Director

Chris Woessner           None                                         Director


*  All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.


(c)  Not applicable.

Item 30.       LOCATION OF ACCOUNTS AND RECORDS

First Tennessee Bank National Association is located at 4990 Poplar Avenue, Memphis, Tennessee. Highland Capital Management Corp. is located at 6011 Privacy Parkway, Suite 228, Memphis, Tennessee. PNC Institutional Management Corporation is located at 103 Bellevue Parkway, Wilmington, Delaware. Investment Advisers, Inc. is located at 3700 First Bank Place, Minneapolis, Minnesota. These entities will maintain physical possession of each such account, book or other documents of the Trust, except for those documents relating to the custodial functions maintained by the Trust's Custodian, Chase Manhattan Bank of New York, 114 West 47th Street, New York, New York, and those transfer agent, pricing and bookkeeping and general accounting records maintained by the Trust's Transfer Agent and Pricing and Accounting Agent, Chase Global Funds Services Company, a wholly owned subsidiary of Chase Manhattan Bank of New York, 73 Tremont Street, Boston, Massachusetts.


Item 31.       MANAGEMENT SERVICES

     Not Applicable.

Item 32.       UNDERTAKINGS

(a) Capital Appreciation Portfolio and Intermediate Bond Portfolio undertake to file a Post-Effective Amendment using financial statements, which need not be certified, within 6 months of each Portfolio's effective date or commencement of operations, whichever is later.

(b) The Registrant, on behalf of each Portfolio undertakes, provided the information required by Item 5A is contained in the annual report, to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                 SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Memphis, and State of Tennessee, on the 26th day of February, 1998.

FIRST FUNDS


By  /c/ Richard C. Rantzow, President*
   ------------------------------------
    Richard C. Rantzow, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/c/ Richard C. Rantzow*       President and Trustee       February 26, 1998
--------------------------
Richard C. Rantzow


/c/ Jeremy O. May             Treasurer (Principal        February 26, 1998
--------------------------    Financial Officer)
Jeremy O. May


/c/ Thomas M. Batchelor*      Trustee                     February 26, 1998
--------------------------
Thomas M. Batchelor


/c/ John A. DeCell*           Trustee                     February 26, 1998
--------------------------
John A. DeCell


/c/ Larry W. Papasan*         Trustee                     February 26, 1998
--------------------------
Larry W. Papasan


* Signature affixed by Daniel B. Hatzenbuehler pursuant to a power of attorney dated June 22, 1992 and filed herewith.

                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


=============================================================================


                                       EXHIBITS

                                          to


                                      FORM N-1A

                                REGISTRATION STATEMENT

                           UNDER THE SECURITIES ACT OF 1933

                                         AND

                          THE INVESTMENT COMPANY ACT OF 1940


=============================================================================


                                     FIRST FUNDS

                                    EXHIBIT INDEX



EXHIBIT
NUMBER   DOCUMENT
-------  --------

11       Opinion of Baker, Danelson, Bearman & Caldwell, Counsel to the
         Registrant.

27       Financial Data Schedules

         1)   Capital Appreciation Portfolio Class I
         2)   Capital Appreciation Portfolio Class II
         3)   Capital Appreciation Portfolio Class III